Employee benefits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Line Items]
Staff severance indemnities, Chile	$ 25,893	$ 21,384
Plan compensación ejecutivos	6,487	0
Other obligations in companies elsewhere	1,552	1,148
Total other non-current liabilities	$ 33,932	$ 22,532